Exhibit 99.2	Exhibit C to Indenture Supplement to Indenture

SCHEDULE TO MONTHLY NOTEHOLDERS' STATEMENT

BAseries

BA CREDIT CARD TRUST
____________________________________________

MONTHLY PERIOD ENDING NOVEMBER 30, 2012
____________________________________________

Reference is made to the Third Amended and Restated Series 2001-D Supplement (the "Series 2001-D Supplement"), dated as of March 2, 2009, among BA Credit Card Funding, LLC as Transferor, FIA Card Services, National Association as Servicer, and The Bank of New York Mellon, as Trustee, the Second Amended and Restated Indenture (the "Indenture"), dated as of October 20, 2006 and the Amended and Restated BAseries Indenture Supplement (the "Indenture Supplement"), dated as of  June 10, 2006, each between BA Credit Card Trust, as Issuer, and The Bank of New York Mellon, as Indenture Trustee. Terms used herein and not defined herein have the meanings ascribed to them in the Third Amended and Restated 2001-D Supplement, the Second Amended and Restated Indenture and the Amended and Restated BAseries Indenture Supplement, as applicable.

The following computations are prepared with respect to the Transfer Date of December 14, 2012 and with respect to the performance of the Trust during the related Monthly Period.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust.  Each of these agreements has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 20, 2006 or March 2, 2009, or included as an exhibit to a report on Form 8-K filed by FIA Card Services, National Association, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the SEC under File Nos. 0000838440, 0000936988 and 0001128250, respectively, on June 13, 2006.

A.
In accordance with Section 3.01 of the Amended and Restated BAseries Indenture Supplement dated as of June 10, 2006, between BA Credit Card Trust and The Bank of New York Mellon, BAseries Available Funds shall be applied in the priority described in the chart below. This chart is only an overview of the application and priority of payments of BAseries Available Funds. For a more detailed description, please see the Amended and Restated BAseries Indenture Supplement as included in Exhibit 4.5 to Registrant's Form 8-K filed with SEC on June 13, 2006.

Priority of Payments
BAseries Available Funds

B.	Targeted deposits to Interest Funding sub-Accounts:

Targeted Deposit to Interest Funding sub-Account for applicable Monthly Period		Actual Deposit to Interest Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Interest Funding sub-account Balance prior to Withdrawals*	Interest Funding sub-Account Earnings
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2003-10)	$208,000.00	$208,000.00	$0.00	$208,000.00	$0.00
Class A(2004-1)	$341,157.10	$341,157.10	$0.00	$716,429.92	$1.73
Class A(2004-3)	$291,200.00	$291,200.00	$0.00	$291,200.00	$0.00
Class A(2005-10)	$95,288.89	$95,288.89	$0.00	$95,288.89	$0.00
Class A(2006-2)	$131,022.22	$131,022.22	$0.00	$131,022.22	$0.00
Class A(2006-5)	$166,755.56	$166,755.56	$0.00	$166,755.56	$0.00
Class A(2006-7)	$82,666.67	$82,666.67	$0.00	$82,666.67	$0.00
Class A(2006-8)	$153,377.78	$153,377.78	$0.00	$153,377.78	$0.00
Class A(2006-11)	$110,008.89	$110,008.89	$0.00	$110,008.89	$0.00
Class A(2006-13)	$55,733.33	$55,733.33	$0.00	$55,733.33	$0.00
Class A(2006-14)	$321,600.00	$321,600.00	$0.00	$321,600.00	$0.00
Class A(2007-1)	$2,154,166.67	$2,154,166.67	$0.00	$2,154,166.67	$0.00
Class A(2007-3)	$104,373.33	$104,373.33	$0.00	$104,373.33	$0.00
Class A(2007-4)	$66,133.33	$66,133.33	$0.00	$66,133.33	$0.00
Class A(2007-5)	$62,714.47	$62,714.47	$0.00	$62,714.47	$0.00
Class A(2007-6)	$178,666.67	$178,666.67	$0.00	$178,666.67	$0.00
Class A(2007-10)	$185,333.33	$185,333.33	$0.00	$185,333.33	$0.00
Class A(2007-11)	$98,844.44	$98,844.44	$0.00	$98,844.44	$0.00
Class A(2007-15)	$719,200.00	$719,200.00	$0.00	$719,200.00	$0.00
Class A(2008-2)	$1,675,555.56	$1,675,555.56	$0.00	$1,675,555.56	$0.00
Class A(2008-4)	$728,960.00	$728,960.00	$0.00	$728,960.00	$0.00
Class A(2008-6)	$625,777.78	$625,777.78	$0.00	$625,777.78	$0.00
Class A(2008-8)	$1,207,111.11	$1,207,111.11	$0.00	$1,207,111.11	$0.00
Class A(2008-10)	$670,222.22	$670,222.22	$0.00	$670,222.22	$0.00
Class A(2010-1)	$406,400.00	$406,400.00	$0.00	$406,400.00	$0.00
Class A Total:	$10,840,269.35	$10,840,269.35	$0.00	$11,215,542.17	$1.73

Class B:
Class B(2003-4)	$302,672.08	$302,672.08	$0.00	$918,105.31	$4.03
Class B(2004-1)	$1,297,916.67	$1,297,916.67	$0.00	$1,297,916.67	$0.00
Class B(2005-3)	$72,021.69	$72,021.69	$0.00	$72,021.69	$0.00
Class B(2006-1)	$95,111.11	$95,111.11	$0.00	$95,111.11	$0.00
Class B(2006-2)	$176,888.89	$176,888.89	$0.00	$176,888.89	$0.00
Class B(2007-2)	$90,666.67	$90,666.67	$0.00	$90,666.67	$0.00
Class B(2007-3)	$63,466.67	$63,466.67	$0.00	$63,466.67	$0.00
Class B(2008-1)	$303,644.44	$303,644.44	$0.00	$303,644.44	$0.00
Class B(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Total:	$2,402,388.22	$2,402,388.22	$0.00	$3,017,821.45	$4.03

Class C:
Class C(2003-4)	$600,826.93	$600,826.93	$0.00	$600,826.93	$5.13
Class C(2003-7)	$138,488.89	$138,488.89	$0.00	$138,488.89	$0.00
Class C(2004-2)	$270,844.44	$270,844.44	$0.00	$270,844.44	$0.00
Class C(2006-1)	$195,377.78	$195,377.78	$0.00	$195,377.78	$0.00
Class C(2006-5)	$162,133.33	$162,133.33	$0.00	$162,133.33	$0.00
Class C(2006-6)	$126,222.22	$126,222.22	$0.00	$126,222.22	$0.00
Class C(2008-5)	$1,211,955.56	$1,211,955.56	$0.00	$1,211,955.56	$0.00
Class C(2010-1)	$0.00	$0.00	$0.00	$0.00	$0.00
Class C Total:	$2,705,849.15	$2,705,849.15	$0.00	$2,705,849.15	$5.13

Total:	$15,948,506.72	$15,948,506.72	$0.00	$16,939,212.77	$10.89

* The Interest Funding Account Balance for Class A (2001-Emerald) reflects activity as of the end of the Monthly Period.

C.	Interest to be paid on the corresponding Payment Date:*

	CUSIP Number	Interest Payment Date	Interest Rate	Amount of interest to be paid on corresponding Interest Payment Date
Class A:
Class A(2003-10)	55264TCF6	December 17, 2012	0.4680000%	$208,000.00
Class A(2004-3)	55264TCL3	December 17, 2012	0.4680000%	$291,200.00
Class A(2005-10)	55264TDM0	December 17, 2012	0.2680000%	$95,288.89
Class A(2006-2)	55264TDS7	December 17, 2012	0.2680000%	$131,022.22
Class A(2006-5)	55264TDX6	December 17, 2012	0.2680000%	$166,755.56
Class A(2006-7)	05522RAB4	December 17, 2012	0.2480000%	$82,666.67
Class A(2006-8)	05522RAC2	December 17, 2012	0.2380000%	$153,377.78
Class A(2006-11)	05522AAB1	December 17, 2012	0.2380000%	$110,008.89
Class A(2006-13)	05522RAN8	December 17, 2012	0.2280000%	$55,733.33
Class A(2006-14)	05522RAP3	December 17, 2012	0.2680000%	$321,600.00
Class A(2007-1)	05522RAS7	December 17, 2012	5.1700000%	$2,154,166.67
Class A(2007-3)	05522AAC9	December 17, 2012	0.2280000%	$104,373.33
Class A(2007-4)	05522AAD7	December 17, 2012	0.2480000%	$66,133.33
Class A(2007-5)	05522RAX6	December 17, 2012	0.1896000%	$62,714.47
Class A(2007-6)	05522RAZ1	December 17, 2012	0.2680000%	$178,666.67
Class A(2007-10)	05522RBF4	December 17, 2012	0.2780000%	$185,333.33
Class A(2007-11)	05522RBG2	December 17, 2012	0.2780000%	$98,844.44
Class A(2007-15)	05522RBQ0	December 17, 2012	0.5580000%	$719,200.00
Class A(2008-2)	05522RBW7	December 17, 2012	1.5080000%	$1,675,555.56
Class A(2008-4)	05522RBY3	December 17, 2012	1.6080000%	$728,960.00
Class A(2008-6)	05522RCC0	December 17, 2012	1.4080000%	$625,777.78
Class A(2008-8)	05522RCF3	December 17, 2012	1.3580000%	$1,207,111.11
Class A(2008-10)	05522RCJ5	December 17, 2012	1.5080000%	$670,222.22
Class A(2010-1)	05522RCP1	December 17, 2012	0.5080000%	$406,400.00
Class A Total:				$10,499,112.25
Class B:

Class B(2003-4)	017754718	December 17, 2012	1.0951500%	$918,105.31
Class B(2004-1)	55264TCN9	December 17, 2012	4.4500000%	$1,297,916.67
Class B(2005-3)	023409135	December 17, 2012	0.5725000%	$72,021.69
Class B(2006-1)	55264TDR9	December 17, 2012	0.4280000%	$95,111.11
Class B(2006-2)		December 17, 2012	0.3980000%	$176,888.89
Class B(2007-2)	05522RAV0	December 17, 2012	0.4080000%	$90,666.67
Class B(2007-3)	05522RAY4	December 17, 2012	0.4080000%	$63,466.67
Class B(2008-1)	05522RBR8	December 17, 2012	1.7080000%	$303,644.44
Class B Total:				$3,017,821.45

Class C:
Class C(2003-7)	55264TCG4	December 17, 2012	1.5580000%	$138,488.89
Class C(2004-2)	55264TCR0	December 17, 2012	1.1080000%	$270,844.44
Class C(2006-1)	55264TDQ1	December 17, 2012	0.6280000%	$195,377.78
Class C(2006-5)	05522RAD0	December 17, 2012	0.6080000%	$162,133.33
Class C(2006-6)	05522RAJ7	December 17, 2012	0.5680000%	$126,222.22
Class C(2008-5)	05522RCH9	December 17, 2012	4.9580000%	$1,211,955.56
Class C Total:				$2,105,022.22

Total:				$15,621,955.92

* For Interest Payment information on the Emerald Note program, refer to Exhibit B to the Class A(2001-Emerald) Terms Document.

D.	Targeted deposits to Class C Reserve sub-Accounts:

Targeted Deposit to Class C Reserve sub-Account for applicable Monthly Period	Actual Deposit to Class C Reserve sub-Account for applicable Monthly Period	Class C Reserve sub-Account Balance on Transfer Date prior to withdrawals	Class C Reserve sub-Account Earnings	Amount of interest to be paid on corresponding Interest Payment Date

NOTHING TO REPORT

E.	Withdrawals to be made from the Class C Reserve sub-Accounts on the corresponding Transfer Date:

Targeted Deposit to Withdrawals for Interest	Actual Deposit to Withdrawals for Principal	Class C Reserve Class C Reserve sub-Account Balance on Transfer Date after withdrawals

NOTHING TO REPORT

F.	Targeted deposits to Principal Funding sub-Accounts:

Targeted Deposit to Principal Funding sub-Account for applicable Monthly Period	Actual Deposit to Principal Funding sub-Account for applicable Monthly Period	Shortfall from earlier Monthly Periods	Principal Funding sub-Account Balance on Transfer Date	Principal Funding sub-Account Earnings

NOTHING TO REPORT

G.	Principal to be paid on the corresponding Principal Payment Date:

CUSIP Number	Principal Payment Date	Amount of principal to be paid on corresponding Principal Payment Date

NOTHING TO REPORT

H.	Stated Principal Amount, Outstanding Dollar Principal Amount and Nominal Liquidation Amount for the related Monthly Period:

Initial Dollar Principal Amount		Outstanding Principal Amount	Adjusted Outstanding Principal Amount	Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00
Class A(2003-10)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A(2004-1)	$752,760,000.00	$752,760,000.00	$752,760,000.00	$752,760,000.00
Class A(2004-3)	$700,000,000.00	$700,000,000.00	$700,000,000.00	$700,000,000.00
Class A(2005-10)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A(2006-2)	$550,000,000.00	$550,000,000.00	$550,000,000.00	$550,000,000.00
Class A(2006-5)	$700,000,000.00	$700,000,000.00	$700,000,000.00	$700,000,000.00
Class A(2006-7)	$375,000,000.00	$375,000,000.00	$375,000,000.00	$375,000,000.00
Class A(2006-8)	$725,000,000.00	$725,000,000.00	$725,000,000.00	$725,000,000.00
Class A(2006-11)	$520,000,000.00	$520,000,000.00	$520,000,000.00	$520,000,000.00
Class A(2006-13)	$275,000,000.00	$275,000,000.00	$275,000,000.00	$275,000,000.00
Class A(2006-14)	$1,350,000,000.00	$1,350,000,000.00	$1,350,000,000.00	$1,350,000,000.00
Class A(2007-1)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A(2007-3)	$515,000,000.00	$515,000,000.00	$515,000,000.00	$515,000,000.00
Class A(2007-4)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class A(2007-5)	$396,927,017.00	$396,927,017.00	$396,927,017.00	$396,927,017.00
Class A(2007-6)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A(2007-10)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A(2007-11)	$400,000,000.00	$400,000,000.00	$400,000,000.00	$400,000,000.00
Class A(2007-15)	$1,450,000,000.00	$1,450,000,000.00	$1,450,000,000.00	$1,450,000,000.00
Class A(2008-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A(2008-4)	$510,000,000.00	$510,000,000.00	$510,000,000.00	$510,000,000.00
Class A(2008-6)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A(2008-8)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A(2008-10)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A(2010-1)	$900,000,000.00	$900,000,000.00	$900,000,000.00	$900,000,000.00
Class A Total:	$16,569,687,017.00	$16,569,687,017.00	$16,569,687,017.00	$16,569,687,017.00

Class B:
Class B(2003-4)	$331,650,000.00	$331,650,000.00	$331,650,000.00	$331,650,000.00
Class B(2004-1)	$350,000,000.00	$350,000,000.00	$350,000,000.00	$350,000,000.00
Class B(2005-3)	$150,962,500.00	$150,962,500.00	$150,962,500.00	$150,962,500.00
Class B(2006-1)	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
Class B(2006-2)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class B(2007-2)	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
Class B(2007-3)	$175,000,000.00	$175,000,000.00	$175,000,000.00	$175,000,000.00
Class B(2008-1)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class B(2010-1)	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00	$3,350,000,000.00
Class B Total:	$5,557,612,500.00	$5,557,612,500.00	$5,557,612,500.00	$5,557,612,500.00

Class C:
Class C(2003-4)	$327,560,000.00	$327,560,000.00	$327,560,000.00	$327,560,000.00
Class C(2003-7)	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
Class C(2004-2)	$275,000,000.00	$275,000,000.00	$275,000,000.00	$275,000,000.00
Class C(2006-1)	$350,000,000.00	$350,000,000.00	$350,000,000.00	$350,000,000.00
Class C(2006-5)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class C(2006-6)	$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
Class C(2008-5)	$275,000,000.00	$275,000,000.00	$275,000,000.00	$275,000,000.00
Class C(2010-1)	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00	$1,975,000,000.00
Class C Total:	$3,852,560,000.00	$3,852,560,000.00	$3,852,560,000.00	$3,852,560,000.00

Total:	$25,979,859,517.00	$25,979,859,517.00	$25,979,859,517.00	$25,979,859,517.00

I.	Class A Usage of Class B and Class C Subordinated Amounts:

Class A Usage of Class B Subordinated Amount for this Monthly Period	Class A Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount

NOTHING TO REPORT

J.	Class B Usage of Class C Subordinated Amounts:

Class B Usage of Class C Subordinated Amount for this Monthly Period	Cumulative Class B Usage of Class C Subordinated Amount

NOTHING TO REPORT

K.	Nominal Liquidation Amount for Tranches of Notes Outstanding:

	Beginning Nominal Liquidation Amount*	Increases from accretions on Principal for Discount Notes	Increases from amounts withdrawn from the Principal Funding sub-Account in respect of Prefunding Excess Amount	Reimbursements from Available Funds	Reductions due to reallocations of Available Principal Amounts	Reductions due to Investor Charge-Offs	Reductions due to amounts on deposit in the Principal Funding sub-Account	Ending Nominal Liquidation Amount
Class A:
Class A(2001-Emerald)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A(2003-10)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class A(2004-1)	$752,760,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$752,760,000.00
Class A(2004-3)	$700,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$700,000,000.00
Class A(2005-10)	$400,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00
Class A(2006-2)	$550,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$550,000,000.00
Class A(2006-5)	$700,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$700,000,000.00
Class A(2006-7)	$375,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$375,000,000.00
Class A(2006-8)	$725,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$725,000,000.00
Class A(2006-11)	$520,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$520,000,000.00
Class A(2006-13)	$275,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$275,000,000.00
Class A(2006-14)	$1,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,350,000,000.00
Class A(2007-1)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class A(2007-3)	$515,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$515,000,000.00
Class A(2007-4)	$300,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000.00
Class A(2007-5)	$396,927,017.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$396,927,017.00
Class A(2007-6)	$750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$750,000,000.00
Class A(2007-10)	$750,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$750,000,000.00
Class A(2007-11)	$400,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$400,000,000.00
Class A(2007-15)	$1,450,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,450,000,000.00
Class A(2008-2)	$1,250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,250,000,000.00
Class A(2008-4)	$510,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$510,000,000.00
Class A(2008-6)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class A(2008-8)	$1,000,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,000,000,000.00
Class A(2008-10)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class A(2010-1)	$900,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$900,000,000.00
Class A Total:	$16,569,687,017.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$16,569,687,017.00

Class B:
Class B(2003-4)	$331,650,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$331,650,000.00
Class B(2004-1)	$350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$350,000,000.00
Class B(2005-3)	$150,962,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$150,962,500.00
Class B(2006-1)	$250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$250,000,000.00
Class B(2006-2)	$500,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$500,000,000.00
Class B(2007-2)	$250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$250,000,000.00
Class B(2007-3)	$175,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$175,000,000.00
Class B(2008-1)	$200,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000.00
Class B(2010-1)	$3,350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,350,000,000.00
Class B Total:	$5,557,612,500.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$5,557,612,500.00

Class C:
Class C(2003-4)	$327,560,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$327,560,000.00
Class C(2003-7)	$100,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$100,000,000.00
Class C(2004-2)	$275,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$275,000,000.00
Class C(2006-1)	$350,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$350,000,000.00
Class C(2006-5)	$300,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000.00
Class C(2006-6)	$250,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$250,000,000.00
Class C(2008-5)	$275,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$275,000,000.00
Class C(2010-1)	$1,975,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1,975,000,000.00
Class C Total:	$3,852,560,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$3,852,560,000.00

Total:	$25,979,859,517.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$25,979,859,517.00

* The Beginning Nominal Liquidation Amount for Class A(2001-Emerald) is reported as of the end of the Monthly Period.

L.	Excess Available Funds and 3 Month Excess Available Funds:

Excess Available Funds	$367,046,478.99
Is 3 Month Excess Available Funds < 0 ? (Yes/No)	No

M.	Other Performance Triggers

Has a Class C Reserve sub-Account funding trigger occurred? (Yes/No)	No

N.         Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: February 10, 2012

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Noteholders' Statement this 10th day of December, 2012.

FIA CARD SERVICES, NATIONAL ASSOCIATION,
S Servicer

By: /s/Michelle D. Dumont
Name: Michelle D. Dumont
Title: Senior Vice President

C- BAseries